Property, Plant & Equipment - Summary of Property Plant & Equipment (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Florence copper project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest rate	11.00%